Document and Entity Information	Apr. 30, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2025
Entity Registrant Name	First US Bancshares, Inc.
Entity Central Index Key	0000717806
Entity Incorporation, State or Country Code	DE
Entity File Number	000-14549
Entity Tax Identification Number	63-0843362
Entity Address, Address Line One	3291 U.S. Highway 280
Entity Address, City or Town	Birmingham
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35243
City Area Code	205
Local Phone Number	582-1200
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	FUSB
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false